SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross	$ 994,700	$ 875,669	$ 1,979,611
Less: accumulated depreciation	(199,641)	(147,231)	(898,864)
Less: accumulated depreciation	199,641	147,231	898,864
Property and equipment, net	795,059	728,438	1,080,747
Electronic Bicycle [Member]
Property and equipment, gross	942,892	829,004	1,719,776
Furniture and Fixtures [Member]
Property and equipment, gross	$ 51,808	46,665	181,360
Vehicles [Member]
Property and equipment, gross			$ 78,475